STOCKHOLDERS' EQUITY (Schedule of Share-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY [Abstract]
Volatility	61.20%	55.00%
Expected option term	3 years	4 years 8 months 12 days
Risk-free interest rate	0.60%	2.10%
Expected forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%